Prospectus Supplement                                       42312
4/98
dated April 6, 1998 to:
_________________________________________________________________
Putnam Balanced Retirement Fund (the "fund")
Prospectuses dated February 28, 1998

In the section "How the fund is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam
Management") that have primary responsibility for the day-to-day management of the fund is replaced with the following:

                                   Business experience
                    Year           (at least 5 years)
                         ----                -----------------

Edward P. Bousa          1992           Employed as an investment
Senior Vice President                             professional by
                                   Putnam Management since 1992.

Jeffrey J. Kobylarz 1997           Employed as an investment
Senior Vice President                             professional by
                                   Putnam Management since 1993.
                                   Prior to May, 1993, Mr.
                                   Kobylarz was an Assistant Vice
                                   President and Analyst at Dean
                                   Witter Intercapital.

Charles G. Pohl          1996           Employed as an investment
Senior Vice President                             professional by
                                   Putnam Management since 1983.

James Prusko        1998           Employed as an investment
Vice President
                                   professional by Putnam
                                   Management since 1992.

David L. Waldman         1998           Employed as an investment
Vice President
                                   professional by Putnam
                                   Management since 1997.  Prior
                                   to June, 1997, Mr. Waldman was
                                   a Senior Portfolio Manager at
                                   Lazard Freres, and prior to
                                   April, 1995, he held various
                                   positions at Goldman Sachs,
                                   including Analyst, Associate,
                                   Portfolio Manager and Vice
                                   President.